Expenses by Nature - Schedule of Expenses by Nature (Details)		6 Months Ended
		Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Expenses by Nature [Line Items]
Cost of revenue		RM 21,898,821	$ 5,000,416	RM 5,398,795
Selling and promotion expenses		20,271	4,629	95,265
General and administrative expenses		3,543,387	809,103	2,901,428
Total of cost of revenue, selling and promotion, and general and administrative expenses		25,462,479	5,814,148	8,395,488
Construction cost [Member]
Schedule of Expenses by Nature [Line Items]
Cost of revenue				1,925,000
Consulting fees [Member]
Schedule of Expenses by Nature [Line Items]
Cost of revenue	[1]			66,076
Vegetable costs [Member]
Schedule of Expenses by Nature [Line Items]
Cost of revenue		21,705,653	4,956,308	3,367,657
Planting related costs [Member]
Schedule of Expenses by Nature [Line Items]
Cost of revenue		55,589	126,936
Wages and benefits [Member]
Schedule of Expenses by Nature [Line Items]
Cost of revenue	[2]	137,579	31,415	40,062
General and administrative expenses	[2]	754,973	172,392	573,420
Entertainment expenses [Member]
Schedule of Expenses by Nature [Line Items]
Selling and promotion expenses				4,054
Marketing fees [Member]
Schedule of Expenses by Nature [Line Items]
Selling and promotion expenses		20,271	4,629	91,211
Director fee [Member]
Schedule of Expenses by Nature [Line Items]
General and administrative expenses	[2]	770,000	175,823	880,000
Professional fees [Member]
Schedule of Expenses by Nature [Line Items]
General and administrative expenses		1,161,646	265,252	939,645
Depreciation and amortization [Member]
Schedule of Expenses by Nature [Line Items]
General and administrative expenses	[3]	534,878	122,135	277,536
Commission paid [Member]
Schedule of Expenses by Nature [Line Items]
General and administrative expenses		6,000	1,370	101,417
Office expenses [Member]
Schedule of Expenses by Nature [Line Items]
General and administrative expenses		306,648	70,021	122,922
Others [Member]
Schedule of Expenses by Nature [Line Items]
General and administrative expenses		RM 9,242	$ 2,110	RM 6,488

[1]	The consulting fees mainly comprise design fees of CEA vertical farms, and consultation service fees on operating and managing the CEA vertical farms.
[2]	Staff costs
[3]	Depreciation and amortization